Postretirement Benefit Plans-Weighted Average Assumptions Used to Determine Postretirement Benefit Obligations (Detail) - Postretirement Benefit Plans	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.08%	4.69%
Health care cost trend rate assumed for next year	6.91%	7.28%
Ultimate trend rate	5.00%	5.03%
Year that rate reaches the ultimate trend rate	2023	2023